Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	$ 384,471	$ 36,612
IT customization [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	381,339	22,106
IT consulting [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	374,564	17,096
Management software [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	6,775	5,010
Platform services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	3,132	14,506
At a point in time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	377,696	31,602
Over time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	$ 6,775	$ 5,010